Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 2.83%
Energy: 2.83%
Energy equipment & services: 1.36%
Bristow Group Incorporated †	305,795	$ 7,403,297
Oil, gas & consumable fuels: 1.47%
Denbury Incorporated †	236,737	6,773,046
Whiting Petroleum Corporation †	61,847	1,257,968
		8,031,014
Total Common stocks (Cost $15,454,449)		15,434,311

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 110.32%
Communication services: 16.88%
Diversified telecommunication services: 1.46%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$ 1,665,000	1,706,625
Cablevision Lightpath LLC 144A	3.88	9-15-2027	480,000	482,448
Frontier Communications 144A	5.88	10-15-2027	510,000	548,097
Level 3 Financing Incorporated 144A	3.63	1-15-2029	2,405,000	2,393,005
Level 3 Financing Incorporated 144A	4.25	7-1-2028	1,250,000	1,280,888
Windstream Corporation 144A	7.75	8-15-2028	1,560,000	1,579,500
				7,990,563
Entertainment: 0.90%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	685,000	691,138
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	764,000	784,055
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,075,000	3,416,048
				4,891,241
Interactive media & services: 0.33%
Rackspace Technology Company 144A	5.38	12-1-2028	1,725,000	1,798,313
Media: 13.64%
Block Communications Incorporated 144A	4.88	3-1-2028	400,000	413,500
CCO Holdings LLC 144A	4.50	8-15-2030	7,150,000	7,529,808
CCO Holdings LLC 144A	4.50	5-1-2032	850,000	884,187
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	393,938
CCO Holdings LLC	5.13	5-1-2027	750,000	788,595
CCO Holdings LLC	5.50	5-1-2026	325,000	336,606
CCO Holdings LLC	5.75	2-15-2026	2,675,000	2,760,065
Cinemark USA Incorporated	4.88	6-1-2023	5,427,000	5,216,704
Cinemark USA Incorporated	5.13	12-15-2022	1,975,000	1,930,563
Cinemark USA Incorporated 144A	8.75	5-1-2025	200,000	214,810
Consolidated Communications 144A	6.50	10-1-2028	1,615,000	1,756,845
CSC Holdings LLC	4.13	12-1-2030	825,000	843,480
CSC Holdings LLC	4.63	12-1-2030	2,400,000	2,448,000
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,193,276
CSC Holdings LLC	5.50	5-15-2026	2,425,000	2,515,234
CSC Holdings LLC	7.50	4-1-2028	2,150,000	2,383,813
Diamond Sports Group LLC 144A	5.38	8-15-2026	1,525,000	1,231,438
Diamond Sports Group LLC 144A	6.63	8-15-2027	3,950,000	2,508,250

Wells Fargo Income Opportunities Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Gray Television Incorporated 144A	5.88%	7-15-2026	$ 525,000	$ 544,688
Gray Television Incorporated 144A	7.00	5-15-2027	675,000	737,741
Gray Television Incorporated 144A	4.75	10-15-2030	1,750,000	1,739,631
Lamar Media Corporation	3.75	2-15-2028	1,025,000	1,040,078
Lamar Media Corporation	5.75	2-1-2026	200,000	205,780
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	3,900,000	4,139,694
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	2,460,000	2,533,800
Nielsen Finance LLC 144A	5.63	10-1-2028	1,330,000	1,421,331
Nielsen Finance LLC 144A	5.88	10-1-2030	5,350,000	5,943,449
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,600,000	1,596,000
Outfront Media Capital Corporation 144A	5.00	8-15-2027	55,000	56,694
Outfront Media Capital Corporation	5.63	2-15-2024	960,000	970,080
QVC Incorporated	4.75	2-15-2027	400,000	428,850
Salem Media Group Incorporated 144A	6.75	6-1-2024	6,525,000	6,427,125
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	525,000	525,000
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	2,325,000	2,348,250
The E.W. Scripps Company 144A	5.13	5-15-2025	4,394,000	4,481,880
The E.W. Scripps Company 144A	5.88	7-15-2027	400,000	416,880
Townsquare Media Incorporated 144A	6.88	2-1-2026	3,465,000	3,577,613
				74,483,676
Wireless telecommunication services: 0.55%
Sprint Capital Corporation	8.75	3-15-2032	1,975,000	3,016,813
Consumer discretionary: 15.55%
Auto components: 1.50%
Clarios Global LP 144A	6.75	5-15-2025	200,000	213,062
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	6,148,022
Goodyear Tire & Rubber Company	5.13	11-15-2023	1,475,000	1,476,047
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	325,000	345,855
				8,182,986
Automobiles: 0.93%
Ford Motor Company	4.75	1-15-2043	3,925,000	3,961,519
Ford Motor Company	9.00	4-22-2025	425,000	517,969
Ford Motor Company	9.63	4-22-2030	425,000	602,305
				5,081,793
Diversified consumer services: 3.92%
Carriage Services Incorporated 144A	6.63	6-1-2026	5,380,000	5,675,900
Prime Security Services Borrower LLC 144A	3.38	8-31-2027	3,500,000	3,454,640
Service Corporation International	7.50	4-1-2027	8,700,000	10,570,500
Service Corporation International	8.00	11-15-2021	1,635,000	1,717,044
				21,418,084
Hotels, restaurants & leisure: 4.89%
Carnival Corporation 144A	7.63	3-1-2026	2,953,000	3,122,798
Carnival Corporation 144A	9.88	8-1-2027	1,500,000	1,721,250
Carnival Corporation 144A	11.50	4-1-2023	3,225,000	3,659,053
CCM Merger Incorporated 144A	6.38	5-1-2026	3,345,000	3,545,700
NCL Corporation Limited 144A	5.88	3-15-2026	485,000	479,849
NCL Corporation Limited 144A	12.25	5-15-2024	3,215,000	3,743,128
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	3,825,000	4,126,219
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	1,525,000	1,719,438

2  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Wyndham Hotels & Resorts Company 144A	5.38%	4-15-2026	$ 4,025,000	$ 4,120,594
Yum! Brands Incorporated 144A	7.75	4-1-2025	400,000	439,044
				26,677,073
Multiline retail: 1.53%
Macy's Incorporated 144A	8.38	6-15-2025	1,600,000	1,772,000
Nordstrom Incorporated	5.00	1-15-2044	3,100,000	3,055,557
Nordstrom Incorporated 144A	8.75	5-15-2025	3,175,000	3,552,949
				8,380,506
Specialty retail: 2.50%
Asbury Automotive Group Incorporated	4.75	3-1-2030	1,069,000	1,124,267
Asbury Automotive Group Incorporated	4.50	3-1-2028	1,162,000	1,193,955
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	1,525,000	1,556,949
Lithia Motors Incorporated 144A	4.38	1-15-2031	520,000	550,415
Lithia Motors Incorporated 144A	4.63	12-15-2027	400,000	422,000
Lithia Motors Incorporated 144A	5.25	8-1-2025	4,200,000	4,357,500
Michaels Stores Incorporated 144A	4.75	10-1-2027	1,540,000	1,578,500
Sonic Automotive Incorporated	6.13	3-15-2027	2,699,000	2,840,698
				13,624,284
Textiles, apparel & luxury goods: 0.28%
The William Carter Company 144A	5.50	5-15-2025	400,000	425,000
The William Carter Company 144A	5.63	3-15-2027	1,050,000	1,109,063
				1,534,063
Consumer staples: 1.72%
Beverages: 0.21%
Cott Beverages Incorporated 144A	5.50	4-1-2025	1,125,000	1,159,099
Food & staples retailing: 0.21%
PETSMART Incorporated 144A%%	4.75	2-15-2028	560,000	560,000
PETSMART Incorporated 144A%%	7.75	2-15-2029	560,000	560,000
				1,120,000
Food products: 1.30%
CHS Incorporated 144A	6.00	1-15-2029	125,000	132,813
CHS Incorporated	6.88	4-15-2029	3,835,000	3,878,144
Pilgrim's Pride Corporation 144A	5.75	3-15-2025	2,360,000	2,413,336
Prestige Brands Incorporated 144A	6.38	3-1-2024	660,000	673,200
				7,097,493
Energy: 22.00%
Energy equipment & services: 4.72%
Bristow Group Incorporated ♦†	6.25	10-15-2022	9,325,000	0
Era Group Incorporated	7.75	12-15-2022	4,820,000	4,813,975
Hilcorp Energy Company 144A	5.75	10-1-2025	4,195,000	4,289,388
Hilcorp Energy Company 144A	5.75	2-1-2029	835,000	849,045
Hilcorp Energy Company 144A	6.00	2-1-2031	835,000	847,525
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,529,750
Oceaneering International Incorporated	6.00	2-1-2028	4,350,000	4,045,500

Wells Fargo Income Opportunities Fund  |  3

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy equipment & services (continued)
Pattern Energy Operations LP 144A	4.50%	8-15-2028	$ 6,750,000	$ 7,138,800
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,247,180
				25,761,163
Oil, gas & consumable fuels: 17.28%
Aethon United 144A%%	8.25	2-15-2026	3,555,000	3,634,988
Antero Midstream Partners LP 144A	5.75	1-15-2028	2,910,000	2,910,000
Antero Resources Corporation	5.00	3-1-2025	4,200,000	3,979,500
Antero Resources Corporation 144A	8.38	7-15-2026	555,000	585,643
Apache Corporation	4.75	4-15-2043	2,191,000	2,081,450
Archrock Partners LP 144A	6.25	4-1-2028	425,000	434,031
Archrock Partners LP 144A	6.88	4-1-2027	1,375,000	1,443,269
Buckeye Partners LP	5.85	11-15-2043	2,375,000	2,369,063
Cheniere Energy Partners LP	4.50	10-1-2029	1,075,000	1,155,625
Cheniere Energy Partners LP	5.25	10-1-2025	5,225,000	5,362,156
Cheniere Energy Partners LP	5.63	10-1-2026	1,325,000	1,378,464
EnLink Midstream LLC 144A	5.63	1-15-2028	525,000	524,016
EnLink Midstream LLC	5.38	6-1-2029	2,775,000	2,650,125
EnLink Midstream Partners LP	4.40	4-1-2024	900,000	891,000
EnLink Midstream Partners LP	5.05	4-1-2045	3,350,000	2,679,297
EnLink Midstream Partners LP	5.45	6-1-2047	3,350,000	2,680,000
EnLink Midstream Partners LP	5.60	4-1-2044	2,196,000	1,762,290
Enviva Partners LP 144A	6.50	1-15-2026	6,275,000	6,611,026
Harvest Midstream LP 144A	7.50	9-1-2028	1,935,000	2,032,234
Indigo Natural Resources LLC 144A%%	5.38	2-1-2029	865,000	854,188
Kinder Morgan Incorporated	7.42	2-15-2037	1,820,000	2,424,468
Murphy Oil Corporation	5.75	8-15-2025	360,000	346,126
Murphy Oil Corporation	5.88	12-1-2027	400,000	380,280
Occidental Petroleum Corporation	4.63	6-15-2045	4,550,000	3,967,088
Occidental Petroleum Corporation	6.20	3-15-2040	1,425,000	1,482,000
Occidental Petroleum Corporation	6.45	9-15-2036	9,630,000	10,567,721
Occidental Petroleum Corporation	6.60	3-15-2046	1,215,000	1,308,810
Range Resources Corporation 144A	8.25	1-15-2029	555,000	582,750
Range Resources Corporation	9.25	2-1-2026	3,225,000	3,514,573
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,600,000	4,014,000
Rockies Express Pipeline LLC	7.50	7-15-2038	1,150,000	1,305,250
Southwestern Energy Company	7.50	4-1-2026	750,000	783,600
Southwestern Energy Company	7.75	10-1-2027	2,650,000	2,795,750
Southwestern Energy Company	8.38	9-15-2028	1,510,000	1,615,859
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,245,000	5,339,567
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	2,335,000	2,486,775
Western Midstream Operating LP	5.30	2-1-2030	1,860,000	2,046,000
Western Midstream Operating LP	5.30	3-1-2048	3,181,000	3,260,525
Western Midstream Operating LP	6.50	2-1-2050	150,000	168,750
				94,408,257
Financials: 12.82%
Capital markets: 0.62%
Oppenheimer Holdings Incorporated	5.50	10-1-2025	3,320,000	3,369,800
Consumer finance: 4.99%
FirstCash Incorporated 144A	4.63	9-1-2028	1,230,000	1,274,957
Ford Motor Credit Company LLC	4.00	11-13-2030	910,000	932,750
Ford Motor Credit Company LLC	4.39	1-8-2026	4,200,000	4,467,750

4  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Ford Motor Credit Company LLC	5.11%	5-3-2029	$ 5,825,000	$ 6,411,213
Ford Motor Credit Company LLC	5.13	6-16-2025	850,000	923,100
Genworth Mortgage Holding 144A	6.50	8-15-2025	520,000	554,450
Hawaiian Brand Intellectual Property Limited 144A%%	5.75	1-20-2026	5,485,000	5,704,400
Springleaf Finance Corporation	5.38	11-15-2029	1,975,000	2,172,500
Springleaf Finance Corporation	6.63	1-15-2028	350,000	408,625
Springleaf Finance Corporation	7.13	3-15-2026	2,450,000	2,866,500
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,536,590
				27,252,835
Diversified financial services: 3.88%
DAE Funding LLC 144A	5.75	11-15-2023	2,025,000	2,080,688
LPL Holdings Incorporated 144A	4.63	11-15-2027	575,000	600,156
LPL Holdings Incorporated 144A	5.75	9-15-2025	7,650,000	7,904,745
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	6,400,000	7,000,000
United Shore Financial Services LLC 144A	5.50	11-15-2025	3,411,000	3,590,078
				21,175,667
Insurance: 1.25%
AmWINS Group Incorporated 144A	7.75	7-1-2026	3,675,000	3,939,159
HUB International Limited 144A	7.00	5-1-2026	1,475,000	1,530,313
USI Incorporated 144A	6.88	5-1-2025	1,325,000	1,346,293
				6,815,765
Mortgage REITs: 0.99%
Starwood Property Trust Incorporated	4.75	3-15-2025	2,135,000	2,136,687
Starwood Property Trust Incorporated	5.00	12-15-2021	1,165,000	1,181,019
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	2,035,000	2,116,400
				5,434,106
Thrifts & mortgage finance: 1.09%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	575,000	550,896
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	625,000	628,125
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	4,800,000	4,788,000
				5,967,021
Health care: 8.19%
Health care equipment & supplies: 1.00%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	753,000	782,179
Hill-Rom Holdings Incorporated	5.00	2-15-2025	975,000	1,003,031
Hologic Incorporated 144A	3.25	2-15-2029	1,385,000	1,407,506
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	2,200,000	2,260,610
				5,453,326
Health care providers & services: 4.97%
AdaptHealth LLC 144A	4.63	8-1-2029	720,000	735,401
Centene Corporation 144A	5.38	8-15-2026	350,000	367,063
Community Health Systems Incorporated 144A	6.63	2-15-2025	3,380,000	3,558,126
Davita Incorporated 144A	4.63	6-1-2030	1,625,000	1,706,770
Encompass Health Corporation	4.50	2-1-2028	600,000	624,750
Encompass Health Corporation	4.75	2-1-2030	550,000	591,575
Encompass Health Corporation	4.63	4-1-2031	520,000	552,500
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,778,906

Wells Fargo Income Opportunities Fund  |  5

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
Magellan Health Incorporated	4.90%	9-22-2024	$ 990,000	$ 1,086,733
MPT Operating Partnership LP	4.63	8-1-2029	875,000	935,786
MPT Operating Partnership LP	5.00	10-15-2027	2,275,000	2,411,500
MPT Operating Partnership LP	5.25	8-1-2026	3,200,000	3,312,000
Select Medical Corporation 144A	6.25	8-15-2026	2,625,000	2,804,813
Tenet Healthcare Corporation 144A	4.63	6-15-2028	425,000	444,590
Tenet Healthcare Corporation 144A	4.88	1-1-2026	2,950,000	3,077,234
Tenet Healthcare Corporation 144A	5.13	11-1-2027	650,000	685,009
Tenet Healthcare Corporation 144A	6.25	2-1-2027	625,000	658,378
Tenet Healthcare Corporation	7.00	8-1-2025	950,000	982,063
Tenet Healthcare Corporation 144A	7.50	4-1-2025	400,000	432,186
Vizient Incorporated 144A	6.25	5-15-2027	375,000	398,438
				27,143,821
Health care technology: 1.30%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	6,550,000	6,718,335
IQVIA Incorporated 144A	5.00	10-15-2026	375,000	389,531
				7,107,866
Life sciences tools & services: 0.39%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	575,000	600,156
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	270,000	288,900
Syneos Health Incorporated 144A	3.63	1-15-2029	1,205,000	1,204,639
				2,093,695
Pharmaceuticals: 0.53%
Bausch Health Companies Incorporated 144A	5.75	8-15-2027	175,000	188,344
Bausch Health Companies Incorporated	6.25	2-15-2029	1,300,000	1,394,354
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	1,100,000	1,124,420
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	175,000	194,906
				2,902,024
Industrials: 13.69%
Aerospace & defense: 2.15%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,175,000	1,200,545
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	1,625,000	1,656,493
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	4,350,000	4,457,445
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	1,815,000	1,739,560
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	910,000	954,363
TransDigm Incorporated 144A	6.25	3-15-2026	1,650,000	1,745,205
				11,753,611
Airlines: 3.48%
Delta Air Lines Incorporated	3.75	10-28-2029	1,935,000	1,899,570
Delta Air Lines Incorporated 144A	4.75	10-20-2028	9,760,000	10,815,433
United Airlines	5.88	4-15-2029	4,488,795	5,013,596
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B %%	4.88	7-15-2027	1,230,000	1,257,675
				18,986,274
Commercial services & supplies: 3.67%
Covanta Holding Corporation	5.88	7-1-2025	1,500,000	1,556,250
IAA Spinco Incorporated 144A	5.50	6-15-2027	3,650,000	3,832,865

6  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies (continued)
KAR Auction Services Incorporated 144A	5.13%	6-1-2025	$11,050,000	$ 11,340,063
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	3,225,000	3,297,563
				20,026,741
Construction & engineering: 0.08%
Pike Corporation 144A	5.50	9-1-2028	420,000	433,650
Machinery: 1.83%
Meritor Incorporated 144A	4.50	12-15-2028	1,765,000	1,800,300
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	3,600,000	3,922,560
Trimas Corporation 144A	4.88	10-15-2025	4,175,000	4,270,837
				9,993,697
Road & rail: 0.56%
Uber Technologies Incorporated 144A	8.00	11-1-2026	2,850,000	3,075,506
Trading companies & distributors: 1.31%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	6,430,000	6,655,050
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	443,000	500,900
				7,155,950
Transportation infrastructure: 0.61%
Allison Transmission Incorporated 144A	3.75	1-30-2031	3,370,000	3,351,398
Information technology: 7.27%
Communications equipment: 0.89%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,388,000	1,417,356
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	3,220,000	3,467,747
				4,885,103
IT services: 1.58%
Cardtronics Incorporated 144A	5.50	5-1-2025	5,440,000	5,630,400
Flexential Intermediate Corporation 144A	11.25	8-1-2024	1,175,000	1,251,375
Sabre GLBL Incorporated 144A	9.25	4-15-2025	1,460,000	1,732,217
				8,613,992
Software: 2.17%
Fair Isaac Corporation 144A	5.25	5-15-2026	2,450,000	2,768,500
IQVIA Incorporated 144A	5.00	5-15-2027	725,000	763,337
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	1,705,000	1,783,856
MPH Acquisition Holdings Company 144A	5.75	11-1-2028	3,680,000	3,647,800
NortonLifeLock Incorporated 144A	5.00	4-15-2025	1,150,000	1,170,470
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,625,000	1,720,891
				11,854,854
Technology hardware, storage & peripherals: 2.63%
Dell International LLC 144A	5.88	6-15-2021	1,390,000	1,393,058
Dell International LLC 144A	7.13	6-15-2024	10,175,000	10,567,755
NCR Corporation 144A	6.13	9-1-2029	1,825,000	1,967,314
NCR Corporation 144A	8.13	4-15-2025	400,000	438,000
				14,366,127

Wells Fargo Income Opportunities Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 5.54%
Chemicals: 0.15%
Valvoline Incorporated 144A	4.25%	2-15-2030	$ 775,000	$ 809,875
Containers & packaging: 3.03%
Berry Global Incorporated	5.13	7-15-2023	200,000	204,250
Berry Global Incorporated 144A	5.63	7-15-2027	350,000	372,313
Crown Americas Capital Corporation VI	4.75	2-1-2026	1,000,000	1,037,550
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	3,475,000	4,222,125
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	2,700,000	2,743,875
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	950,000	985,340
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	1,300,000	1,391,000
Owens-Brockway Packaging Incorporated	6.38	8-15-2025	750,000	834,375
Reynolds Group Holding Limited	5.13	7-15-2023	55,000	55,682
Sealed Air Corporation	5.13	12-1-2024	2,350,000	2,594,811
Silgan Holdings Incorporated	4.13	2-1-2028	2,025,000	2,100,938
				16,542,259
Metals & mining: 1.35%
Arches Buyer Incorporated 144A	4.25	6-1-2028	465,000	464,419
Arches Buyer Incorporated 144A	6.13	12-1-2028	1,270,000	1,301,750
Cleveland-Cliffs Incorporated	5.88	6-1-2027	1,435,000	1,488,813
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	1,565,000	1,840,252
Indalex Holdings Corporation ♦	11.50	2-1-2021	5,646,283	0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	800,000	825,216
Kaiser Aluminum Corporation 144A	6.50	5-1-2025	550,000	587,125
Novelis Corporation 144A	5.88	9-30-2026	850,000	890,375
				7,397,950
Paper & forest products: 1.01%
Clearwater Paper Corporation 144A	5.38	2-1-2025	798,000	870,818
Clearwater Paper Corporation 144A	4.75	8-15-2028	665,000	688,076
Vertical U.S. Newco Incorporated 144A	5.25	7-15-2027	3,775,000	3,943,875
				5,502,769
Real estate: 2.76%
Equity REITs: 2.76%
CoreCivic Incorporated	4.63	5-1-2023	800,000	752,800
CoreCivic Incorporated	5.00	10-15-2022	2,325,000	2,220,375
Service Properties Trust Company	3.95	1-15-2028	1,860,000	1,692,600
Service Properties Trust Company	4.38	2-15-2030	1,425,000	1,296,757
Service Properties Trust Company	4.75	10-1-2026	675,000	648,000
Service Properties Trust Company	4.95	2-15-2027	1,850,000	1,785,250
Service Properties Trust Company	5.25	2-15-2026	1,050,000	1,034,250
Service Properties Trust Company	7.50	9-15-2025	550,000	619,160
The Geo Group Incorporated	5.13	4-1-2023	1,224,000	1,046,520
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,452,275
The Geo Group Incorporated	5.88	10-15-2024	2,050,000	1,547,750
				15,095,737
Utilities: 3.90%
Electric utilities: 1.31%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,150,000	2,279,215

8  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
NextEra Energy Operating Partners LP 144A	4.25%	9-15-2024	$ 32,000	$ 34,176
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	3,450,000	3,829,500
PG&E Corporation	5.00	7-1-2028	475,000	509,611
PG&E Corporation	5.25	7-1-2030	475,000	522,500
				7,175,002
Independent power & renewable electricity producers: 2.59%
NSG Holdings LLC 144A	7.75	12-15-2025	4,887,838	5,192,374
TerraForm Power Operating LLC	4.25	1-31-2023	5,225,000	5,379,373
TerraForm Power Operating LLC 144A	4.75	1-15-2030	1,000,000	1,072,500
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,250,000	2,497,500
				14,141,747
Total Corporate bonds and notes (Cost $566,641,273)				602,503,575
Loans: 8.78%
Communication services: 0.63%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA 2020 Dip Term Loan (3 Month LIBOR+5.50%)±	6.50	7-13-2022	10,085	10,243
Media: 0.63%
Ancestry.com Incorporated (1 Month LIBOR+4.00%)±	4.50	12-6-2027	1,870,000	1,876,339
Diamond Sports Group LLC (1 Month LIBOR+3.25%)±	3.37	8-24-2026	385,000	326,930
Hubbard Radio LLC (3 Month LIBOR+4.25%)±	5.25	3-28-2025	1,280,085	1,248,889
				3,452,158
Consumer discretionary: 0.75%
Hotels, restaurants & leisure: 0.75%
Carnival Corporation (1 Month LIBOR+7.50%)±	8.50	6-30-2025	547,250	562,644
CCM Merger Incorporated (1 Month LIBOR+3.75%)±	4.50	11-4-2025	665,000	667,494
Montreign Operating Company LLC (1 Month LIBOR+3.25%)±	3.37	3-22-2021	2,942,956	2,850,988
				4,081,126
Energy: 1.24%
Electric utilities: 0.66%
ExGen Renewables IV LLC (2 Month LIBOR+2.75%)±	3.75	12-15-2027	3,555,000	3,574,553
Oil, gas & consumable fuels: 0.58%
Crestwood Holdings LLC (1 Month LIBOR+7.50%)±	7.63	3-6-2023	2,482,492	2,066,674
Encino Acquisition Partners Holdings LLC (1 Month LIBOR+6.75%)±	7.75	10-29-2025	1,225,000	1,123,938
				3,190,612
Financials: 2.66%
Capital markets: 0.57%
Nexus Buyer LLC (1 Month LIBOR+3.75%)<±	3.88	11-9-2026	1,660,750	1,655,901
VFH Parent LLC (1 Month LIBOR+3.00%)±	3.13	3-1-2026	1,477,564	1,473,870
				3,129,771

Wells Fargo Income Opportunities Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 0.13%
Russell Investments (5 Month LIBOR+3.00%)<±	4.00%	5-30-2025	$ 685,000	$ 683,075
Diversified financial services: 1.55%
Mallinckrodt International Finance SA (3 Month LIBOR+2.75%)<±	2.95	9-24-2024	1,949,935	1,833,914
Mileage Plus Holdings LLC (3 Month LIBOR+5.25%)±	6.25	6-25-2027	1,575,000	1,677,659
Resolute Investment Mangers Incorporated (1 Month LIBOR+3.75%)‡<±	8.50	4-30-2024	565,000	566,768
Resolute Investment Mangers Incorporated (3 Month LIBOR+8.00%)‡±	9.01	4-30-2025	2,110,000	2,110,000
Stonepeak Lonestar Holdings LLC (3 Month LIBOR+4.50%)±	4.73	10-19-2026	2,296,771	2,296,771
				8,485,112
Insurance: 0.41%
HUB International Limited (6 Month LIBOR+3.25%)±	4.00	4-25-2025	1,695,500	1,697,619
USI Incorporated (1 Month LIBOR+3.25%)<±	4.22	12-2-2026	88,500	88,500
USI Incorporated (3 Month LIBOR+4.00%)±	4.25	12-2-2026	445,500	445,313
				2,231,432
Health care: 0.66%
Health care providers & services: 0.18%
Surgery Center Holdings Incorporated (1 Month LIBOR+3.25%)<±	4.25	9-3-2024	1,000,000	992,500
Pharmaceuticals: 0.48%
Endo Finance LLC (3 Month LIBOR+4.25%)±	5.25	4-29-2024	2,640,000	2,616,900
Industrials: 0.82%
Construction & engineering: 0.07%
Pike Corporation (1 Month LIBOR+3.00%)<±	3.12	1-15-2028	161,815	161,747
Pike Corporation (1 Month LIBOR+3.00%)<±	3.12	1-21-2028	213,185	213,095
				374,842
Machinery: 0.12%
Alliance Laundry Systems LLC (3 Month LIBOR+3.50%)±	4.25	10-8-2027	665,000	666,603
Professional services: 0.31%
The Dun & Bradstreet Corporation (1 Month LIBOR+3.75%)±	3.88	2-6-2026	1,655,829	1,658,197
Road & rail: 0.32%
Uber Technologies Incorporated (3 month LIBOR+4.00%)<±	4.20	4-4-2025	1,760,486	1,763,232
Information technology: 1.39%
IT services: 1.00%
Fiserv Investment Solutions Incorporated (3 Month LIBOR+4.75%)±	6.44	2-18-2027	721,687	724,992
Flexential Intermediate Corporation (3 Month LIBOR+3.50%)±	3.75	8-1-2024	496,154	446,717

10  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT services (continued)
Flexential Intermediate Corporation (3 Month LIBOR+7.25%)±	7.48%	8-1-2025	$ 3,125,000	$ 2,132,813
Sabre GLBL Incorporated (1 Month LIBOR+4.25%)‡<±	4.75	12-17-2027	2,165,000	2,185,308
				5,489,830
Software: 0.39%
Emerald Topco Incorporated (3 Month LIBOR+3.50%)±	3.71	7-24-2026	2,123,125	2,119,410
Materials: 0.63%
Containers & packaging: 0.26%
Flex Acquisition Company Incorporated (3 Month LIBOR+3.00%)±	4.00	12-29-2023	978,501	978,041
Reynolds Group Holdings Incorporated (1 Month LIBOR+2.75%)±	2.87	2-5-2023	446,261	445,984
				1,424,025
Paper & forest products: 0.37%
Clearwater Paper Corporation (6 Month LIBOR+3.00%)‡±	3.24	7-26-2026	204,646	205,157
Vertical U.S. Newco Incorporated (6 Month LIBOR+4.25%)±	4.48	7-30-2027	1,765,575	1,779,311
				1,984,468
Total Loans (Cost $46,908,333)				47,928,089

	Expiration date	Shares
Warrants: 0.02%
Energy: 0.02%
Oil, gas & consumable fuels: 0.02%
Denbury Incorporated †	9-18-2025	19,979	119,874
Total Warrants (Cost $314,574)			119,874

		Maturity date	Principal
Yankee corporate bonds and notes: 11.71%
Communication services: 1.42%
Diversified telecommunication services: 0.25%
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	$ 225,000	230,625
Telesat Canada Incorporated 144A	6.50	10-15-2027	1,075,000	1,138,511
				1,369,136
Media: 0.91%
Nielsen Holding and Finance BV	5.00	2-1-2025	4,000,000	4,100,000
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	204,000	204,510
Virgin Media Finance plc 144A	5.00	7-15-2030	625,000	643,456
				4,947,966
Wireless telecommunication services: 0.26%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	1,325,000	1,415,498

Wells Fargo Income Opportunities Fund  |  11

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 2.21%
Oil, gas & consumable fuels: 2.21%
Baytex Energy Corporation 144A	5.63%	6-1-2024	$ 3,700,000	$ 3,137,600
Baytex Energy Corporation 144A	8.75	4-1-2027	6,475,000	5,099,063
Griffin Coal Mining Company Limited ♦†	9.50	12-1-2016	1,587,190	0
Northriver Midstream Finance LP 144A	5.63	2-15-2026	3,735,000	3,823,818
				12,060,481
Financials: 1.31%
Diversified financial services: 1.31%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	8,490,000	5,900,550
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	1,225,000	1,265,217
				7,165,767
Health care: 2.60%
Pharmaceuticals: 2.60%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	750,000	774,420
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	925,000	952,473
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	3,875,000	3,970,170
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	350,000	378,770
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	925,000	1,024,438
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	1,750,000	1,537,603
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	4,975,000	5,566,279
				14,204,153
Industrials: 3.90%
Aerospace & defense: 0.80%
Bombardier Incorporated 144A	7.88	4-15-2027	4,750,000	4,385,058
Airlines: 0.64%
Air Canada Company 144A	7.75	4-15-2021	3,460,000	3,481,625
Commercial services & supplies: 1.32%
GFL Environmental Incorporated 144A	3.50	9-1-2028	2,245,000	2,209,237
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	4,875,000	5,015,156
				7,224,393
Electrical equipment: 0.16%
Sensata Technologies BV 144A	5.00	10-1-2025	770,000	848,925
Machinery: 0.10%
Vertical Holdco GmbH 144A	7.63	7-15-2028	500,000	539,375
Trading companies & distributors: 0.88%
FLY Leasing Limited	5.25	10-15-2024	4,965,000	4,828,463

12  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.27%
Containers & packaging: 0.27%
Ardagh Packaging Finance plc 144A	5.25%	4-30-2025	$ 375,000	$ 395,156
OI European Group BV 144A	4.00	3-15-2023	1,075,000	1,101,875
				1,497,031
Total Yankee corporate bonds and notes (Cost $67,132,092)				63,967,871

		Yield	Shares
Short-term investments: 3.66%
Investment companies: 3.66%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	19,985,933	19,985,933
Total Short-term investments (Cost $19,985,933)				19,985,933
Total investments in securities (Cost $716,436,654)	137.32%			749,939,653
Other assets and liabilities, net	(37.32)			(203,800,430)
Total net assets	100.00%			$ 546,139,223

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
REITs	Real Estate Investments Trusts
LIBOR	London Interbank Offered Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$10,523,431	$206,968,102	$(197,505,600)	$0	$0	$19,985,933	3.66%	19,985,933	$6,261

Wells Fargo Income Opportunities Fund  |  13

Notes to portfolio of investments—January 31, 2021 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2021, the Fund had unfunded loan commitments of $8,393,862.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

14  |

Notes to portfolio of investments—January 31, 2021 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$15,434,311	$0	$0	$15,434,311
Corporate bonds and notes	0	602,503,575	0	602,503,575
Loans	0	42,860,856	5,067,233	47,928,089
Warrants	0	119,874	0	119,874
Yankee corporate bonds and notes	0	63,967,871	0	63,967,871
Short-term investments
Investment companies	19,985,933	0	0	19,985,933
Total assets	$35,420,244	$709,452,176	$5,067,233	$749,939,653
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended January 31, 2021, the Fund had no material transfers into/out of Level 3.

  |  15